Shareholder Report	12 Months Ended	27 Months Ended		28 Months Ended	41 Months Ended	84 Months Ended	86 Months Ended	94 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity® Sustainable Low Duration Bond Fund
Trading Symbol	FAPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Low Duration Bond Fund $10,000 $10,001 $10,404 $11,006 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Low Duration Bond Fund 4.81% 4.31% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z
Trading Symbol	FAPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,003 $10,411 $11,019 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.86% 4.36% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class M
Trading Symbol	FAPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,850 $9,845 $10,224 $10,796 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 1.50% sales charge) 3.06% 3.66% Class M (without 1.50% sales charge) 4.63% 4.13% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class I
Trading Symbol	FAPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,001 $10,404 $11,006 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.81% 4.31% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class C
Trading Symbol	FANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 130	1.28%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $9,957 $10,253 $10,735 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.74% 3.23% Class C 3.74% 3.23% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class A
Trading Symbol	FAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,845 $10,221 $10,791 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 3.03% 3.64% Class A (without 1.50% sales charge) 4.60% 4.11% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123	$ 47,087,123
Holdings Count | shares	322	322	322	322	322	322	322	322
Advisory Fees Paid, Amount	$ 74,586
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 AAA 17.8 AA 3.8 A 24.9 BBB 19.2 BB 0.1 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 AAA - 17.8 AA - 3.8 A - 24.9 BBB - 19.2 BB - 0.1 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.5 U.S. Treasury Obligations 29.5 Asset-Backed Securities 19.0 CMOs and Other Mortgage Related Securities 0.6 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.5 U.S. Treasury Obligations - 29.5 Asset-Backed Securities - 19.0 CMOs and Other Mortgage Related Securities - 0.6 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 85.8 Canada 4.2 United Kingdom 3.7 Ireland 1.6 Netherlands 1.5 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 4.2 United Kingdom - 3.7 Ireland - 1.6 Netherlands - 1.5 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 21.6 US Treasury Notes 7.9 JPMorgan Chase & Co 2.0 Bank of America Corp 1.7 Morgan Stanley 1.6 Goldman Sachs Group Inc/The 1.3 Wells Fargo & Co 1.2 GMF Floorplan Owner Revolving Trust 1.1 Citibank NA 1.0 Athene Global Funding 1.0 40.4
Fidelity Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity® Sustainable Core Plus Bond Fund
Trading Symbol	FIAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Core Plus Bond Fund $10,000 $9,592 $9,547 $10,275 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Core Plus Bond Fund 3.60% 1.86% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z
Trading Symbol	FIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,595 $9,559 $10,308 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 3.58% 1.95% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class M
Trading Symbol	FIAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,202 $9,139 $9,814 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -0.83% 0.41% Class M (without 4.00% sales charge) 3.30% 1.62% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class I
Trading Symbol	FIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $9,594 $9,553 $10,284 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 3.60% 1.89% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class C
Trading Symbol	FIAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $9,559 $9,423 $10,046 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 1.43% 0.85% Class C 2.43% 0.85% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class A
Trading Symbol	FIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,202 $9,137 $9,812 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -0.76% 0.42% Class A (without 4.00% sales charge) 3.37% 1.64% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486	$ 47,786,486
Holdings Count | shares	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 145,078
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.1 AAA 5.8 AA 0.9 A 10.6 BBB 14.8 BB 4.2 B 2.5 CCC,CC,C 1.7 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.1 AAA - 5.8 AA - 0.9 A - 10.6 BBB - 14.8 BB - 4.2 B - 2.5 CCC,CC,C - 1.7 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 38.9 Corporate Bonds 33.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 6.0 CMOs and Other Mortgage Related Securities 0.9 Bank Loan Obligations 0.8 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.4 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Corporate Bonds - 33.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 6.0 CMOs and Other Mortgage Related Securities - 0.9 Bank Loan Obligations - 0.8 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.4 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 83.6 Grand Cayman (UK Overseas Ter) 3.9 United Kingdom 2.5 Bailiwick Of Jersey 1.6 Italy 1.4 France 0.8 Netherlands 0.7 Canada 0.7 Germany 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Grand Cayman (UK Overseas Ter) - 3.9 United Kingdom - 2.5 Bailiwick Of Jersey - 1.6 Italy - 1.4 France - 0.8 Netherlands - 0.7 Canada - 0.7 Germany - 0.6 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.4 US Treasury Bonds 11.5 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 4.1 Uniform Mortgage Backed Securities 3.0 Freddie Mac Gold Pool 2.8 Bank of America Corp 1.1 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.0 AES Corp/The 0.7 Enel Finance International NV 0.7 57.3
Fidelity Sustainability Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainability Bond Index Fund
Class Name	Fidelity® Sustainability Bond Index Fund
Trading Symbol	FNDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 19, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainability Bond Index Fund $10,000 $10,076 $11,088 $11,813 $11,746 $10,407 $10,280 $11,006 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $10,090 $11,103 $11,834 $11,805 $10,466 $10,344 $11,096 Bloomberg U.S. Aggregate Bond Index $10,000 $10,091 $11,117 $11,837 $11,827 $10,465 $10,340 $11,094 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Sustainability Bond Index Fund 3.11% -0.80% 1.77% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% -0.66% 1.89% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.89% A From June 19, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Jun. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 588,693,470	$ 588,693,470	$ 588,693,470	$ 588,693,470	$ 588,693,470	$ 588,693,470	$ 588,693,470	$ 588,693,470
Holdings Count | shares	3,087	3,087	3,087	3,087	3,087	3,087	3,087	3,087
Advisory Fees Paid, Amount	$ 514,470
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$588,693,470
Number of Holdings	3,087
Total Advisory Fee	$514,470
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.3 AAA 3.0 AA 2.3 A 12.8 BBB 11.3 BB 0.4 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.3 AAA - 3.0 AA - 2.3 A - 12.8 BBB - 11.3 BB - 0.4 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.1 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 24.1 Foreign Government and Government Agency Obligations 1.9 CMOs and Other Mortgage Related Securities 1.1 Asset-Backed Securities 0.3 U.S. Government Agency Obligations 0.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.1 Corporate Bonds - 26.8 U.S. Government Agency - Mortgage Securities - 24.1 Foreign Government and Government Agency Obligations - 1.9 CMOs and Other Mortgage Related Securities - 1.1 Asset-Backed Securities - 0.3 U.S. Government Agency Obligations - 0.1 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.4 United Kingdom 1.5 Canada 1.1 Multi-national 1.0 Japan 0.8 Mexico 0.5 Germany 0.4 Spain 0.2 Australia 0.2 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.4 United Kingdom - 1.5 Canada - 1.1 Multi-national - 1.0 Japan - 0.8 Mexico - 0.5 Germany - 0.4 Spain - 0.2 Australia - 0.2 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.8 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 7.8 Ginnie Mae II Pool 4.6 Uniform Mortgage Backed Securities 1.1 Ginnie Mae I Pool 0.9 Bank of America Corp 0.8 JPMorgan Chase & Co 0.7 HSBC Holdings PLC 0.6 70.9
Fidelity Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Index Fund
Class Name	Fidelity® Short-Term Bond Index Fund
Trading Symbol	FNSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, driven early on by the Federal Reserve's pivot to cutting interest rates from September through December 2024 and late in the period by expectations that the central bank would resume rate cuts in September 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2017 through August 31, 2025. Initial investment of $10,000. Fidelity® Short-Term Bond Index Fund $10,000 $9,969 $10,565 $11,052 $11,073 $10,427 $10,551 $11,255 $11,789 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $9,990 $10,586 $11,086 $11,122 $10,472 $10,596 $11,303 $11,844 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,949 $11,658 $11,648 $10,307 $10,184 $10,927 $11,269 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Short-Term Bond Index Fund 4.74% 1.30% 2.11% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.17% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.53% A From October 18, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729	$ 3,356,675,729
Holdings Count | shares	1,403	1,403	1,403	1,403	1,403	1,403	1,403	1,403
Advisory Fees Paid, Amount	$ 941,088
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$3,356,675,729
Number of Holdings	1,403
Total Advisory Fee	$941,088
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.8 AAA 1.7 AA 2.9 A 13.1 BBB 11.6 BB 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.8 AAA - 1.7 AA - 2.9 A - 13.1 BBB - 11.6 BB - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 69.5 Corporate Bonds 28.3 Foreign Government and Government Agency Obligations 0.9 Other Investments 0.5 U.S. Government Agency Obligations 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 69.5 Corporate Bonds - 28.3 Foreign Government and Government Agency Obligations - 0.9 Other Investments - 0.5 U.S. Government Agency Obligations - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 92.6 Canada 1.6 United Kingdom 1.4 Japan 1.2 Multi-national 0.8 Germany 0.7 Spain 0.3 Australia 0.3 Korea (South) 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.6 United Kingdom - 1.4 Japan - 1.2 Multi-national - 0.8 Germany - 0.7 Spain - 0.3 Australia - 0.3 Korea (South) - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 69.5 JPMorgan Chase & Co 0.9 Bank of America Corp 0.7 Morgan Stanley 0.7 Goldman Sachs Group Inc/The 0.7 Wells Fargo & Co 0.6 HSBC Holdings PLC 0.5 Citigroup Inc 0.4 KfW 0.4 Barclays PLC 0.4 74.8
Fidelity Series Sustainable Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Class Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Trading Symbol	FIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Sustainable Investment Grade Bond Fund $10,000 $9,778 $10,503 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,772 $10,481 Bloomberg U.S. Aggregate Bond Index $10,000 $9,768 $10,480 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Investment Grade Bond Fund 3.25% 3.57% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 3.45% Bloomberg U.S. Aggregate Bond Index 3.14% 3.43% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,708,507	$ 11,708,507	$ 11,708,507	$ 11,708,507	$ 11,708,507	$ 11,708,507	$ 11,708,507	$ 11,708,507
Holdings Count | shares	177	177	177	177	177	177	177	177
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$11,708,507
Number of Holdings	177
Total Advisory Fee	$0
Portfolio Turnover	235%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.3 AAA 4.4 AA 0.6 A 9.1 BBB 9.5 BB 0.8 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.3 AAA - 4.4 AA - 0.6 A - 9.1 BBB - 9.5 BB - 0.8 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 52.7 Corporate Bonds 19.6 U.S. Government Agency - Mortgage Securities 16.6 Asset-Backed Securities 6.4 Foreign Government and Government Agency Obligations 0.4 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 52.7 Corporate Bonds - 19.6 U.S. Government Agency - Mortgage Securities - 16.6 Asset-Backed Securities - 6.4 Foreign Government and Government Agency Obligations - 0.4 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 92.2 Grand Cayman (UK Overseas Ter) 6.4 Canada 0.5 Mexico 0.4 Netherlands 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 Grand Cayman (UK Overseas Ter) - 6.4 Canada - 0.5 Mexico - 0.4 Netherlands - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.7 US Treasury Bonds 12.0 Uniform Mortgage Backed Securities 6.9 Ginnie Mae II Pool 4.0 Fannie Mae Mortgage pass-thru certificates 2.5 Allegro Clo Xii Ltd 2.2 RR 28 LTD / RR 28 LLC 2.1 Magnetite Xxvi Ltd / Magnetite Xxvi LLC 2.1 Freddie Mac Gold Pool 1.8 JPMorgan Chase & Co 1.2 75.5
Fidelity Series Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Corporate Bond Fund
Class Name	Fidelity® Series Corporate Bond Fund
Trading Symbol	FHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve slightly dampened relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Corporate Bond Fund $10,000 $9,963 $11,296 $12,221 $12,610 $10,698 $10,807 $11,903 Bloomberg U.S. Credit Bond Index $10,000 $10,005 $11,305 $12,107 $12,381 $10,594 $10,684 $11,644 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 $11,010 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Corporate Bond Fund 4.35% 0.32% 3.13% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.74% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.82% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 838,718,706	$ 838,718,706	$ 838,718,706	$ 838,718,706	$ 838,718,706	$ 838,718,706	$ 838,718,706	$ 838,718,706
Holdings Count | shares	599	599	599	599	599	599	599	599
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$838,718,706
Number of Holdings	599
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 10.1 AAA 0.0 AA 0.2 A 25.2 BBB 52.7 BB 5.0 B 0.9 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 10.1 AAA - 0.0 AA - 0.2 A - 25.2 BBB - 52.7 BB - 5.0 B - 0.9 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 U.S. Treasury Obligations 10.1 Asset-Backed Securities 0.5 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 U.S. Treasury Obligations - 10.1 Asset-Backed Securities - 0.5 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.9 United States 82.8 United Kingdom 3.7 Canada 3.1 Ireland 2.3 Germany 1.5 Belgium 1.1 Japan 1.0 France 0.9 Netherlands 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 United Kingdom - 3.7 Canada - 3.1 Ireland - 2.3 Germany - 1.5 Belgium - 1.1 Japan - 1.0 France - 0.9 Netherlands - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 10.1 Bank of America Corp 2.4 Morgan Stanley 2.3 JPMorgan Chase & Co 2.3 Wells Fargo & Co 2.1 Boeing Co 1.6 Broadcom Inc 1.6 CVS Health Corp 1.2 Barclays PLC 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.2 26.0
Fidelity SAI Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Class Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Trading Symbol	FAPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical, consumer non-cyclical and communications segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to interest-earning cash was a modest drag as well.
•At period end, corporates made up about 45% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys increased slightly from 30% to roughly 31% of assets, while exposure to ABS rose from roughly 8% of assets to about 18% as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Low Duration Bond Fund $10,000 $10,009 $10,431 $11,045 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 $10,854 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Low Duration Bond Fund 4.78% 4.41% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 3.73% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 51,874,092	$ 51,874,092	$ 51,874,092	$ 51,874,092	$ 51,874,092	$ 51,874,092	$ 51,874,092	$ 51,874,092
Holdings Count | shares	320	320	320	320	320	320	320	320
Advisory Fees Paid, Amount	$ 81,168
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$51,874,092
Number of Holdings	320
Total Advisory Fee	$81,168
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 31.1 AAA 17.2 AA 3.1 A 23.9 BBB 17.8 BB 0.2 Not Rated 1.6 Short-Term Investments and Net Other Assets (Liabilities) 5.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 31.1 AAA - 17.2 AA - 3.1 A - 23.9 BBB - 17.8 BB - 0.2 Not Rated - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.9 U.S. Treasury Obligations 31.1 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 0.5 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 44.9 U.S. Treasury Obligations - 31.1 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 0.5 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 87.6 Canada 3.6 United Kingdom 2.7 Ireland 1.5 Netherlands 1.4 Japan 0.8 Sweden 0.4 Italy 0.4 Norway 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 Canada - 3.6 United Kingdom - 2.7 Ireland - 1.5 Netherlands - 1.4 Japan - 0.8 Sweden - 0.4 Italy - 0.4 Norway - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 22.5 US Treasury Notes 8.6 Bank of America Corp 1.6 JPMorgan Chase & Co 1.6 Goldman Sachs Group Inc/The 1.6 Morgan Stanley 1.5 Wells Fargo & Co 1.2 Citigroup Inc 1.1 GMF Floorplan Owner Revolving Trust 1.1 Athene Global Funding 0.9 41.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund's name changed from Fidelity® SAI Sustainable Low Duration Income Fund to Fidelity® SAI Sustainable Low Duration Bond Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® SAI Sustainable Low Duration Income Fund to Fidelity® SAI Sustainable Low Duration Bond Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Investment Grade Securitized Fund
Class Name	Fidelity® SAI Investment Grade Securitized Fund
Trading Symbol	FSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight to MBS made up of 15-year mortgages detracted from the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•An underweight in Ginnie Mae securities with a coupon of 3% to 4.5% also hurt.
•In contrast, an overweight in non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•An overweight in agency collateralized mortgage obligation floaters also helped for the 12 months.
•Lastly, overweights in higher-coupon Fannie Mae and Freddie Mac MBS contributed to relative performance, as did an overweight in Ginnie Mae MBS with a coupon of 6%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 17, 2023 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Investment Grade Securitized Fund $10,000 $9,858 $10,632 Bloomberg U.S. Securitized Index $10,000 $9,861 $10,606 Bloomberg U.S. Aggregate Bond Index $10,000 $9,877 $10,598 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Investment Grade Securitized Fund 3.55% 4.28% Bloomberg U.S. Securitized Index 3.52% 4.16% Bloomberg U.S. Aggregate Bond Index 3.14% 3.96% A From May 17, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839	$ 1,291,988,839
Holdings Count | shares	1,606	1,606	1,606	1,606	1,606	1,606	1,606	1,606
Advisory Fees Paid, Amount	$ 3,691,783
Investment Company Portfolio Turnover	715.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,291,988,839
Number of Holdings	1,606
Total Advisory Fee	$3,691,783
Portfolio Turnover	715%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 94.3 AAA 9.3 AA 0.8 A 0.0 BBB 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 94.3 AAA - 9.3 AA - 0.8 A - 0.0 BBB - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (22.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 90.9 CMOs and Other Mortgage Related Securities 24.8 U.S. Treasury Obligations 3.4 Asset-Backed Securities 2.9 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 90.9 CMOs and Other Mortgage Related Securities - 24.8 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 2.9 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (22.3)% United States 99.9 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 33.9 Ginnie Mae II Pool 22.0 Freddie Mac Gold Pool 19.0 Uniform Mortgage Backed Securities 10.7 Freddie Mac Multifamily Structured pass-thru certificates 5.9 Fannie Mae Guaranteed REMIC 5.8 Ginnie Mae I Pool 4.3 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.6 US Treasury Bonds 1.6 106.6
Fidelity Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity® Conservative Income Bond Fund
Trading Symbol	FCNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Conservative Income Bond Fund $10,000 $10,093 $10,222 $10,413 $10,683 $10,883 $10,905 $10,908 $11,437 $12,101 $12,685 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,038 $10,105 $10,256 $10,513 $10,671 $10,680 $10,710 $11,169 $11,789 $12,331 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Conservative Income Bond Fund 4.82% 3.11% 2.41% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.60% 2.93% 2.12% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262
Holdings Count | shares	345	345	345	345	345	345	345	345
Advisory Fees Paid, Amount	$ 13,748,867
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.0 AAA 15.6 AA 4.4 A 23.8 BBB 9.7 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 27.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.0 AAA - 15.6 AA - 4.4 A - 23.8 BBB - 9.7 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 38.2 U.S. Treasury Obligations 18.0 Asset-Backed Securities 16.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 27.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 38.2 U.S. Treasury Obligations - 18.0 Asset-Backed Securities - 16.1 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 United States 85.1 Canada 3.5 United Kingdom 2.7 Germany 2.4 Netherlands 1.5 Japan 0.7 Ireland 0.7 France 0.7 Australia 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Canada - 3.5 United Kingdom - 2.7 Germany - 2.4 Netherlands - 1.5 Japan - 0.7 Ireland - 0.7 France - 0.7 Australia - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 14.2 US Treasury Notes 3.8 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Mizuho Bank Ltd/New York NY 1.4 Bank of Nova Scotia/Houston 1.4 National Bank of Canada 1.4 JPMorgan Chase & Co 1.4 Toronto Dominion Bank 1.4 Bank of Montreal 1.3 Goldman Sachs Group Inc/The 1.3 29.2
Fidelity Advisor Conservative Income Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class Z
Trading Symbol	FCNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,156 $10,762 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 $10,706 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $10,744 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 4.77% 5.43% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.60% 5.11% Bloomberg U.S. Aggregate Bond Index 3.14% 4.62% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262
Holdings Count | shares	345	345	345	345	345	345	345	345
Advisory Fees Paid, Amount	$ 13,748,867
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.0 AAA 15.6 AA 4.4 A 23.8 BBB 9.7 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 27.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.0 AAA - 15.6 AA - 4.4 A - 23.8 BBB - 9.7 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 38.2 U.S. Treasury Obligations 18.0 Asset-Backed Securities 16.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 27.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 38.2 U.S. Treasury Obligations - 18.0 Asset-Backed Securities - 16.1 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 United States 85.1 Canada 3.5 United Kingdom 2.7 Germany 2.4 Netherlands 1.5 Japan 0.7 Ireland 0.7 France 0.7 Australia 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Canada - 3.5 United Kingdom - 2.7 Germany - 2.4 Netherlands - 1.5 Japan - 0.7 Ireland - 0.7 France - 0.7 Australia - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 14.2 US Treasury Notes 3.8 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Mizuho Bank Ltd/New York NY 1.4 Bank of Nova Scotia/Houston 1.4 National Bank of Canada 1.4 JPMorgan Chase & Co 1.4 Toronto Dominion Bank 1.4 Bank of Montreal 1.3 Goldman Sachs Group Inc/The 1.3 29.2
Fidelity Advisor Conservative Income Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class I
Trading Symbol	FCNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,155 $10,756 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 $10,706 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $10,744 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 4.72% 5.38% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.60% 5.11% Bloomberg U.S. Aggregate Bond Index 3.14% 4.62% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262
Holdings Count | shares	345	345	345	345	345	345	345	345
Advisory Fees Paid, Amount	$ 13,748,867
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.0 AAA 15.6 AA 4.4 A 23.8 BBB 9.7 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 27.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.0 AAA - 15.6 AA - 4.4 A - 23.8 BBB - 9.7 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 38.2 U.S. Treasury Obligations 18.0 Asset-Backed Securities 16.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 27.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 38.2 U.S. Treasury Obligations - 18.0 Asset-Backed Securities - 16.1 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 United States 85.1 Canada 3.5 United Kingdom 2.7 Germany 2.4 Netherlands 1.5 Japan 0.7 Ireland 0.7 France 0.7 Australia 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Canada - 3.5 United Kingdom - 2.7 Germany - 2.4 Netherlands - 1.5 Japan - 0.7 Ireland - 0.7 France - 0.7 Australia - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 14.2 US Treasury Notes 3.8 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Mizuho Bank Ltd/New York NY 1.4 Bank of Nova Scotia/Houston 1.4 National Bank of Canada 1.4 JPMorgan Chase & Co 1.4 Toronto Dominion Bank 1.4 Bank of Montreal 1.3 Goldman Sachs Group Inc/The 1.3 29.2
Fidelity Advisor Conservative Income Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class A
Trading Symbol	FCNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,998 $10,569 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 $10,706 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $10,744 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 2.94% 4.47% Class A (without 1.50% sales charge) 4.51% 5.17% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.60% 5.11% Bloomberg U.S. Aggregate Bond Index 3.14% 4.62% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262	$ 7,680,799,262
Holdings Count | shares	345	345	345	345	345	345	345	345
Advisory Fees Paid, Amount	$ 13,748,867
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.0 AAA 15.6 AA 4.4 A 23.8 BBB 9.7 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 27.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.0 AAA - 15.6 AA - 4.4 A - 23.8 BBB - 9.7 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 38.2 U.S. Treasury Obligations 18.0 Asset-Backed Securities 16.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 27.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 38.2 U.S. Treasury Obligations - 18.0 Asset-Backed Securities - 16.1 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 27.7 United States 85.1 Canada 3.5 United Kingdom 2.7 Germany 2.4 Netherlands 1.5 Japan 0.7 Ireland 0.7 France 0.7 Australia 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Canada - 3.5 United Kingdom - 2.7 Germany - 2.4 Netherlands - 1.5 Japan - 0.7 Ireland - 0.7 France - 0.7 Australia - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 14.2 US Treasury Notes 3.8 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Mizuho Bank Ltd/New York NY 1.4 Bank of Nova Scotia/Houston 1.4 National Bank of Canada 1.4 JPMorgan Chase & Co 1.4 Toronto Dominion Bank 1.4 Bank of Montreal 1.3 Goldman Sachs Group Inc/The 1.3 29.2